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                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-40455
                                                     1940 Act File No. 811-08495

                                 August 30, 2007

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:      Nationwide Mutual Funds (the "Registrant")
              SEC File Nos. 333-40455 and 811-08495
              Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as certification  that the form of the Prospectus and SAI for each of the following funds:

NATIONWIDE DESTINATION 2010 FUND;
NATIONWIDE DESTINATION 2015 FUND;
NATIONWIDE DESTINATION 2020 FUND;
NATIONWIDE DESTINATION 2025 FUND;
NATIONWIDE DESTINATION 2030 FUND;
NATIONWIDE DESTINATION 2035 FUND;
NATIONWIDE DESTINATION 2040 FUND;
NATIONWIDE DESTINATION 2045 FUND;
NATIONWIDE DESTINATION 2050 FUND; and
NATIONWIDE RETIREMENT INCOME FUND;

that  could  have  been  filed  under  paragraph  (c) of Rule 497 would not have differed  from that  contained in  Post-Effective  Amendment  Nos.  88/89 to the
Registration  Statement of the Registrant that was filed electronically with the
U.S. Securities and Exchange Commission on August 27, 2007, for effectiveness on
August 28, 2007.

     Please direct any  questions and comments  relating to this filing to me at
(202) 419-8417, or in my absence, Barbara A. Nugent, Esq. at (215) 564-8092.

                                          Very truly yours,

                                          /s/ Prufesh R. Modhera
                                          Prufesh R. Modhera